INTERMEDIATE BOND FUND OF AMERICA®
INTERMEDIATE BOND FUND OF AMERICA®
Investment objective
The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees INTERMEDIATE BOND FUND OF AMERICA®	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	none	none	none	2.50%		none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERMEDIATE BOND FUND OF AMERICA®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E		Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%		0.21%	[1]	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.23%	0.99%	0.99%	0.50%	none	1.00%	0.73%		0.60%	[1]	0.50%	0.25%	none	none
Other expenses	0.15%	0.14%	0.19%	0.18%	0.18%	0.26%	0.28%	0.27%	0.22%	0.26%	0.18%	0.46%	[2]	0.27%	[1]	0.24%	0.17%	0.12%	0.06%
Total annual fund operating expenses	0.60%	1.35%	1.40%	0.64%	0.39%	0.70%	1.48%	1.47%	0.93%	0.47%	1.39%	1.40%		1.08%	[1]	0.95%	0.63%	0.33%	0.27%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Estimated based on current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERMEDIATE BOND FUND OF AMERICA® (USD $)	1 year	3 years	5 years	10 years
Class A	310	437	576	981
Class B	637	828	939	1,418
Class C	243	443	766	1,680
Class F-1	65	205	357	798
Class F-2	40	125	219	493
Class 529-A	320	468	630	1,099
Class 529-B	651	868	1,008	1,557
Class 529-C	250	465	803	1,757
Class 529-E	95	296	515	1,143
Class 529-F-1	48	151	263	591
Class R-1	142	440	761	1,669
Class R-2	143	443	766	1,680
Class R-2E	110	343	595	1,317
Class R-3	97	303	525	1,166
Class R-4	64	202	351	786
Class R-5	34	106	185	418
Class R-6	28	87	152	343

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption INTERMEDIATE BOND FUND OF AMERICA® (USD $)	1 year	3 years	5 years	10 years
Class B	137	428	739	1,418
Class C	143	443	766	1,680
Class 529-B	151	468	808	1,557
Class 529-C	150	465	803	1,757

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal investment strategies

The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or in unrated securities determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in intermediate-term debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Short-Intermediate U.S. Government Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   2.81% (quarter ended September 30, 2009)

Lowest   -1.56% (quarter ended June 30, 2013)

The fund's total return for the six months ended June 30, 2014, was 1.79%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns INTERMEDIATE BOND FUND OF AMERICA®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Lifetime	Average Annual Returns, Inception Date
Class A	A Before taxes	(3.63%)	2.71%	2.47%	5.03%	Feb. 19, 1988
Class B	B Before taxes	(6.79%)	2.11%	2.14%	3.39%	Mar. 15, 2000
Class C	C Before taxes	(2.93%)	2.42%	1.94%	2.57%	Mar. 15, 2001
Class F-1	F-1 Before taxes	(1.22%)	3.19%	2.71%	3.18%	Mar. 19, 2001
Class F-2	F-2 Before taxes	(0.95%)	3.50%		3.14%	Aug. 08, 2008
Class 529-A	529-A Before taxes	(3.72%)	2.63%	2.40%	2.74%	Feb. 19, 2002
Class 529-B	529-B Before taxes	(6.91%)	1.98%	2.01%	2.40%	Feb. 26, 2002
Class 529-C	529-C Before taxes	(3.00%)	2.36%	1.86%	2.15%	Feb. 19, 2002
Class 529-E	529-E Before taxes	(1.50%)	2.89%	2.38%	2.76%	Mar. 15, 2002
Class 529-F-1	529-F-1 Before taxes	(1.05%)	3.38%	2.85%	2.86%	Sep. 16, 2002
Class R-1	R-1 Before taxes	(1.94%)	2.43%	1.92%	2.14%	Jun. 13, 2002
Class R-2	R-2 Before taxes	(1.92%)	2.44%	1.95%	2.18%	May 31, 2002
Class R-3	R-3 Before taxes	(1.51%)	2.87%	2.37%	2.54%	Jun. 26, 2002
Class R-4	R-4 Before taxes	(1.20%)	3.21%	2.71%	2.91%	Jun. 27, 2002
Class R-5	R-5 Before taxes	(0.90%)	3.51%	3.02%	3.32%	May 15, 2002
Class R-6	R-6 Before taxes	(0.84%)			3.44%	May 01, 2009
After Taxes on Distributions Class A	A After taxes on distributions	(4.17%)	1.92%	1.38%
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	(2.05%)	1.80%	1.50%
Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays U.S. Government/Credit 1-7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(0.36%)	2.82%	3.57%	5.87%	Feb. 19, 1988
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(0.20%)	5.17%	3.50%	5.61%	Feb. 19, 1988
Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(1.53%)	2.14%	2.98%	5.43%	Feb. 19, 1988

Class A annualized 30-day yield at February 28, 2014: 0.69% (For current yield information, please call American FundsLine® at (800) 325-3590.)